Trade and other receivables (Details) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current trade receivables		$ 284,062,536	$ 258,182,596
Non-current trade receivables		0	0
Other current receivables		36,639,803	28,031,002
Other non-current receivables		3,363,123	3,974,395
Trade and other current receivables		320,702,339	286,213,598
Trade and other non-current receivables		3,363,123	3,974,395
Current Trade Receivables Gross		290,121,737	262,337,348
Non Current Trade Receivables Gross		0	0
Chile operating segment
Current Trade Receivables Gross		162,477,091	159,465,654
International business operating segment
Current Trade Receivables Gross		76,166,145	62,587,204
Wines operating segment
Current Trade Receivables Gross		51,478,501	40,284,490
Impairment loss estimate
Current Trade Receivables Gross		(6,059,201)	(4,154,752)
Accounts receivables: | Chile operating segment
Current Trade Receivables Gross		162,477,091	159,465,654
Non Current Trade Receivables Gross		0	0
Accounts receivables: | International business operating segment
Current Trade Receivables Gross		76,166,145	62,587,204
Non Current Trade Receivables Gross		0	0
Accounts receivables: | Wines operating segment
Current Trade Receivables Gross		51,478,501	40,284,490
Non Current Trade Receivables Gross		0	0
Accounts receivables: | Impairment loss estimate
Current Trade Receivables Gross		(6,059,201)	(4,154,752)
Non Current Trade Receivables Gross		0	0
Others accounts receivables
Other current receivables	[1]	36,639,803	28,031,002
Other non-current receivables	[1]	$ 3,363,123	$ 3,974,395

[1]	As of December 31, 2018, this item mainly includes ThCh$ 1,392,650 in current and ThCh$ 1,240,461 (ThCh$ 2,411,833 in 2017) in non-current related to the account receivable from the sale of the 49% that subsidiary CPCh had in Compañía Pisquera Bauzá S.A. (see Note 14 – Non-current assets of disposal groups classifield as held for sale).